Cover	Oct. 05, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 05, 2023
Entity Registrant Name	NEUROCRINE BIOSCIENCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-22705
Entity Address, Address Line One	12780 El Camino Real,
Entity Address, City or Town	San Diego,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	617-7600
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	NBIX
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000914475
Entity Tax Identification Number	33-0525145